Document and Entity Information	Oct. 14, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	AT&T INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-08610
Entity Tax Identification Number	43-1301883
Entity Address Address Line 1	208 S. Akard St.
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75202
City Area Code	210
Local Phone Number	821-4105
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000732717
Amendment Flag	false
Depositary Shares, each representing a 1/1000th interest in a share of 5.000% Perpetual Preferred Stock, Series A [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 5.000% Perpetual Preferred Stock, Series A
Trading Symbol	T PRA
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of 4.750% Perpetual Preferred Stock, Series C [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 4.750% Perpetual Preferred Stock, Series C
Trading Symbol	T PRC
Security Exchange Name	NYSE
AT&T Inc. 1.800% Global Notes due September 5, 2026 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.800% Global Notes due September 5, 2026
Trading Symbol	T26D
Security Exchange Name	NYSE
AT&T Inc. 2.900% Global Notes due December 4, 2026 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.900% Global Notes due December 4, 2026
Trading Symbol	T26A
Security Exchange Name	NYSE
AT&T Inc. Floating Rate Global Notes due September 16, 2027 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. Floating Rate Global Notes due September 16, 2027
Trading Symbol	T27C
Security Exchange Name	NYSE
AT&T Inc. 1.600% Global Notes due May 19, 2028 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.600% Global Notes due May 19, 2028
Trading Symbol	T28C
Security Exchange Name	NYSE
AT&T Inc. Floating Rate Global Notes due August 17, 2028 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. Floating Rate Global Notes due August 17, 2028
Trading Symbol	T28E
Security Exchange Name	NYSE
AT&T Inc. 2.350% Global Notes due September 5, 2029 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.350% Global Notes due September 5, 2029
Trading Symbol	T29D
Security Exchange Name	NYSE
AT&T Inc. 4.375% Global Notes due September 14, 2029 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.375% Global Notes due September 14, 2029
Trading Symbol	T29B
Security Exchange Name	NYSE
AT&T Inc. 2.600% Global Notes due December 17, 2029 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.600% Global Notes due December 17, 2029
Trading Symbol	T9A
Security Exchange Name	NYSE
AT&T Inc. 0.800% Global Notes due March 4, 2030 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 0.800% Global Notes due March 4, 2030
Trading Symbol	T30B
Security Exchange Name	NYSE
AT&T Inc. 3.150% Global Notes due June 1, 2030 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.150% Global Notes due June 1, 2030
Trading Symbol	T30C
Security Exchange Name	NYSE
AT&T Inc. 3.600% Global Notes due August 3, 2030 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.600% Global Notes due August 3, 2030
Trading Symbol	T30E
Security Exchange Name	NYSE
AT&T Inc. 3.950% Global Notes due April 30, 2031 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.950% Global Notes due April 30, 2031
Trading Symbol	T31F
Security Exchange Name	NYSE
AT&T Inc. 2.050% Global Notes due May 19, 2032 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.050% Global Notes due May 19, 2032
Trading Symbol	T32A
Security Exchange Name	NYSE
AT&T Inc. 3.550% Global Notes due December 17, 2032 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.550% Global Notes due December 17, 2032
Trading Symbol	T32
Security Exchange Name	NYSE
AT&T Inc. 3.600% Global Notes due June 1, 2033 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.600% Global Notes due June 1, 2033
Trading Symbol	T33A
Security Exchange Name	NYSE
AT&T Inc. 5.200% Global Notes due November 18, 2033 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.200% Global Notes due November 18, 2033
Trading Symbol	T33
Security Exchange Name	NYSE
AT&T Inc. 3.375% Global Notes due March 15, 2034 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.375% Global Notes due March 15, 2034
Trading Symbol	T34
Security Exchange Name	NYSE
AT&T Inc. 4.150% Global Notes due August 3, 2034 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.150% Global Notes due August 3, 2034
Trading Symbol	T34E
Security Exchange Name	NYSE
AT&T Inc. 4.300% Global Notes due November 18, 2034 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.300% Global Notes due November 18, 2034
Trading Symbol	T34C
Security Exchange Name	NYSE
AT&T Inc. 2.450% Global Notes due March 15, 2035 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.450% Global Notes due March 15, 2035
Trading Symbol	T35
Security Exchange Name	NYSE
AT&T Inc. 3.150% Global Notes due September 4, 2036 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.150% Global Notes due September 4, 2036
Trading Symbol	T36A
Security Exchange Name	NYSE
AT&T Inc. 4.050% Global Notes due June 1, 2037 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.050% Global Notes due June 1, 2037
Trading Symbol	T37B
Security Exchange Name	NYSE
AT&T Inc. 2.600% Global Notes due May 19, 2038 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.600% Global Notes due May 19, 2038
Trading Symbol	T38C
Security Exchange Name	NYSE
AT&T Inc. 4.550% Global Notes due August 3, 2038 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.550% Global Notes due August 3, 2038
Trading Symbol	T38D
Security Exchange Name	NYSE
AT&T Inc. 1.800% Global Notes due September 14, 2039 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.800% Global Notes due September 14, 2039
Trading Symbol	T39B
Security Exchange Name	NYSE
AT&T Inc. 7.000% Global Notes due April 30, 2040 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 7.000% Global Notes due April 30, 2040
Trading Symbol	T40
Security Exchange Name	NYSE
AT&T Inc. 4.250% Global Notes due June 1, 2043 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.250% Global Notes due June 1, 2043
Trading Symbol	T43
Security Exchange Name	NYSE
AT&T Inc. 4.875% Global Notes due June 1, 2044 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.875% Global Notes due June 1, 2044
Trading Symbol	T44
Security Exchange Name	NYSE
AT&T Inc. 5.050% Global Notes due August 3, 2045 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.050% Global Notes due August 3, 2045
Trading Symbol	T45B
Security Exchange Name	NYSE
AT&T Inc. 4.000% Global Notes due June 1, 2049 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.000% Global Notes due June 1, 2049
Trading Symbol	T49A
Security Exchange Name	NYSE
AT&T Inc. 4.250% Global Notes due March 1, 2050 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.250% Global Notes due March 1, 2050
Trading Symbol	T50
Security Exchange Name	NYSE
AT&T Inc. 3.750% Global Notes due September 1, 2050 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.750% Global Notes due September 1, 2050
Trading Symbol	T50A
Security Exchange Name	NYSE
AT&T Inc. 7.050% Global Notes due August 3, 2052 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 7.050% Global Notes due August 3, 2052
Trading Symbol	T52
Security Exchange Name	NYSE
AT&T Inc. 5.350% Global Notes due November 1, 2066 [Member]
Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.350% Global Notes due November 1, 2066
Trading Symbol	TBB
Security Exchange Name	NYSE
New York Stock Exchange [Member] | Common Shares (Par Value $1.00 Per Share) [Member]
Entity Information [Line Items]
Security 12b Title	Common Shares (Par Value $1.00 Per Share)
Trading Symbol	T
Security Exchange Name	NYSE
NYSE Texas [Member] | Common Shares (Par Value $1.00 Per Share) [Member]
Entity Information [Line Items]
Security 12b Title	Common Shares (Par Value $1.00 Per Share)
Trading Symbol	T
Security Exchange Name	CHX